Commitments and Contingencies (FY) (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 05, 2016	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017
Leases [Abstract]
Rent expense related to operating leases			$ 290,000	$ 286,000
Future minimum lease payments [Abstract]
2018			212,000
2019			60,000
2020			7,000
2021			0
2022			0
Employee Retirement Plan [Abstract]
Employer's matching contribution			138,000	$ 122,000
Aquadex Product Line [Member]
Inventory Purchase Commitments [Abstract]
Remaining inventory obligation			1,200,000		$ 2,400,000
Inventory purchases			$ 1,200,000
Contingent Consideration [Abstract]
Sale or disposal of business assets threshold for contingent consideration	$ 4,000,000	$ 4,000,000
Percentage of additional payments on disposal of business assets	40.00%	40.00%
Aquadex Product Line [Member] | Maximum [Member]
Inventory Purchase Commitments [Abstract]
Agreement term			18 months
Contingent Consideration [Abstract]
Contingent consideration period		3 years	3 years